Expenses by nature - Summary of Expenses by nature (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Raw materials and supplies used	$ 4,512,527	$ 5,518,145	$ 4,708,493
Employee benefit expenses	6,466,303	6,757,888	6,010,227
Depreciation expenses	4,751,902	4,634,112	4,175,519
Others	4,699,586	5,053,088	4,686,218
Total operating costs and expenses	$ 20,430,318	$ 21,963,233	$ 19,580,457